
[LOGO] American Funds/R/                 The right choice for the long term(R)

PROTECTED ASSET ALLOCATION FUNDSM           American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS P1 SHARES  SEPTEMBER 17, 2012

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASSP1@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED SEPTEMBER 17, 2012, ARE INCORPORATED BY
 REFERENCE INTO THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)                                       CLASS P1
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   None
Other expenses/1/.....................................................   0.33
Acquired (underlying) fund fees and expenses/1/.......................   0.30
Total annual fund operating expenses..................................   0.88
Fee waiver and/or expense reimbursement/2/............................   0.10
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   0.78

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR 3 YEARS
------------------------------------------------------------

Class P1                                       $80    $271

AMERICAN FUNDS INSURANCE SERIES  PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  1


PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities and other instruments (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the underlying fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in exchange-traded futures contracts
-- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

2   PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES


PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND.

FUND STRUCTURE -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

UNDERLYING FUND RISKS -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

FUTURES -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

HEDGING -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

SHORT POSITIONS -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

MARKET CONDITIONS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

AMERICAN FUNDS INSURANCE SERIES  PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  3


ASSET ALLOCATION -- The underlying fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

NON-DIVERSIFICATION -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

MANAGEMENT -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in implementing the protection strategy may not produce the desired results. Either, or both, of these activities could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individual(s) primarily responsible for the management of the fund are:

-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR           PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                  Less than 1 year          Senior Vice President - Capital World Investors
     President                (since the fund's inception)
-------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY               Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                              (since the fund's inception)    Management Company
-------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

-----------------------------------------------------------------------------------------------------------
                   PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
-----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK           Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                   (since the fund's inception)  Risk Management LLC
-----------------------------------------------------------------------------------------------------------

4   PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR           PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                      12 years              Senior Vice President - Capital World Investors
     President
-------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                    3 years               Senior Vice President - Fixed Income, Capital Research
                                                              Company
-------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                   5 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   6 years               Senior Vice President - Fixed Income, Capital Research and
                                                              Management Company
-------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                    4 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-456-0912P Litho in USA CGD/8024                                     Investment Company File No. 811-03857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

AMERICAN FUNDS INSURANCE SERIES  PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  5


[LOGO] American Funds/R/                 The right choice for the long term(R)

PROTECTED ASSET ALLOCATION FUNDSM           American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS P2 SHARES  SEPTEMBER 17, 2012

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASSP2@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED SEPTEMBER 17, 2012, ARE INCORPORATED BY
 REFERENCE INTO THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The fund's investment objective is to provide you with high total return
(including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS P2
-------------------------------------------------------------------------------

Management fees.......................................................   0.25%
Distribution fees.....................................................   0.25
Other expenses/1/.....................................................   0.33
Acquired (underlying) fund fees and expenses/1/.......................   0.30
Total annual fund operating expenses..................................   1.13
Fee waiver and/or expense reimbursement/2/............................   0.10
Total annual fund operating expenses after fee waiver and/or expense
 reimbursement........................................................   1.03

/1/Based on estimated amounts for the current fiscal year.
/2/The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed .28%. This waiver and reimbursement will be in effect through at least December 31, 2013, unless modified or terminated by the fund's board.
   The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund's board.

EXAMPLE

This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR 3 YEARS
------------------------------------------------------------

Class P2                                       $105   $349

AMERICAN FUNDS INSURANCE SERIES  PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  1


PORTFOLIO TURNOVER

The fund may pay transaction costs, such as commissions, when it buys and sells securities and other investments (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund/SM/,
while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
(debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2011, the underlying fund was approximately 75% invested in equity securities, 21% invested in debt securities and 4% invested in money market instruments. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser's assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the
United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating
Organizations designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser). Such securities are sometimes referred to as "junk bonds."

The fund employs a risk-management overlay referred to in this prospectus as the protection strategy. The protection strategy consists of using hedge instruments -- primarily short positions in of exchange-traded futures contracts -- to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. The fund employs a sub-adviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the sub-adviser believes are correlated to the underlying fund's equity exposure. These instruments are selected based on the sub-adviser's analysis of the relation of various equity indexes to the underlying fund's portfolio. In addition, the sub-adviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the sub-adviser. The sub-adviser may also seek to hedge the fund's currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The sub-adviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. Even in periods of low volatility in the equity markets, the sub-adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. In situations of extreme market volatility, the exchange-traded equity index futures could significantly reduce the fund's net economic exposure to equity securities. The fund's investment in exchange-traded futures and their accompanying costs could limit the fund's gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

The fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of equity and fixed-income securities.

PRINCIPAL RISKS

THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES. YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE
LIKELIHOOD OF LOSS MAY BE GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.
INVESTORS IN THE FUND SHOULD HAVE A LONG-TERM PERSPECTIVE AND BE ABLE TO
TOLERATE POTENTIALLY SHARP DECLINES IN VALUE. INVESTORS IN THE FUND SHOULD ALSO
UNDERSTAND THAT THE FUND'S OBJECTIVE OF PROTECTING AGAINST DOWNSIDE LOSSES MAY
RESULT IN THE FUND NOT REALIZING THE FULL GAINS OF THE UNDERLYING FUND.

2   PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES


FUND STRUCTURE -- The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the protection strategy.

UNDERLYING FUND RISKS -- Because the fund's investments consist of an underlying fund, the fund's risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

FUTURES -- A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities.

HEDGING -- Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes they are intended to hedge. In addition, the protection strategy may not effectively protect the fund from market declines and will limit the fund's participation in market gains. The use of the protection strategy could cause the fund to underperform as compared to the underlying fund in certain rising market conditions.

SHORT POSITIONS -- Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

MARKET CONDITIONS -- The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying fund.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN LOWER RATED BONDS -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. The value of the underlying fund may be similarly affected.

THINLY TRADED SECURITIES -- There may be little trading in the secondary market for particular bonds or other securities, which may make them more difficult to value, acquire or sell.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States.

ASSET ALLOCATION -- The underlying fund's percentage allocations to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

NON-DIVERSIFICATION -- As a non-diversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund's investment results more than if the fund were invested in a larger number of issuers.

MANAGEMENT -- The investment adviser to the fund and to the underlying fund actively manages the underlying fund's investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
In addition, the fund is subject to the risk that the methods employed by the sub-adviser in

AMERICAN FUNDS INSURANCE SERIES  PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  3


implementing the protection strategy may not produce the desired results.
Either, or both, of these activities could cause the underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

INVESTMENT RESULTS

Because the fund will begin investment operations on September 28, 2012, information regarding investment results is not available as of the date of this prospectus.

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

SUB-ADVISER

Milliman Financial Risk Management LLC

PORTFOLIO COUNSELORS

The individual(s) primarily responsible for the management of the fund are:

-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR           PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                  Less than 1 year          Senior Vice President - Capital World Investors
     President                (since the fund's inception)
-------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY               Less than 1 year          Senior Vice President - Fixed Income, Capital Research and
                              (since the fund's inception)    Management Company
-------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER PORTFOLIO MANAGER

The individual primarily responsible for the management of the fund's protection strategy is:

-----------------------------------------------------------------------------------------------------------
                   PORTFOLIO MANAGER EXPERIENCE  PRIMARY TITLE WITH SUB-ADVISER
PORTFOLIO MANAGER         IN THIS FUND
-----------------------------------------------------------------------------------------------------------

  ADAM SCHENCK           Less than 1 year        Director - Portfolio Management Group, Milliman Financial
                   (since the fund's inception)  Risk Management LLC
-----------------------------------------------------------------------------------------------------------

4   PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES


PORTFOLIO COUNSELORS OF THE UNDERLYING FUND

The individuals primarily responsible for the portfolio management of the underlying fund are:

-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR           PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)     IN THE UNDERLYING FUND
-------------------------------------------------------------------------------------------------------------------------

     ALAN N. BERRO                      12 years              Senior Vice President - Capital World Investors
     President
-------------------------------------------------------------------------------------------------------------------------
     DAVID A. DAIGLE                    3 years               Senior Vice President - Fixed Income, Capital Research
                                                              Company
-------------------------------------------------------------------------------------------------------------------------
     JEFFREY T. LAGER                   5 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------------------
     JAMES R. MULALLY                   6 years               Senior Vice President - Fixed Income, Capital Research and
                                                              Management Company
-------------------------------------------------------------------------------------------------------------------------
     EUGENE P. STEIN                    4 years               Senior Vice President - Capital World Investors
-------------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-556-0912P Litho in USA CGD/8024                                     Investment Company File No. 811-03857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

AMERICAN FUNDS INSURANCE SERIES  PROTECTED ASSET ALLOCATION FUND / SUMMARY PROSPECTUS  5